UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	September 30, 2006
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	10/15/2006
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	 SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	 DSCRETN  MANAGERS SOLE	         NONE



American International Group	COMMON STOCK 026874107	100,492	1,516,628  X		    1,477,234	 39,394
Amgen, Inc.			COMMON STOCK 031162100	167,248	2,338,156  X		    2,279,457	 58,699
Automatic Data Processing, Inc.	COMMON STOCK 053015103	163,768	3,459,397  X	            3,371,568	 87,829
Coca Cola Company	        COMMON STOCK 191216100	104,581	2,340,659  X                2,281,157	 59,502
Colgate Palmolive Co.		COMMON STOCK 194162103	131,188	2,112,522  X	            2,058,701	 53,821
Costco Wholesale Corp.	        COMMON STOCK 22160K105	113,001	2,274,577  X	            2,221,667	 52,910
Dell Inc.	                COMMON STOCK 24702r101	 92,094	4,032,152  X	            3,924,966	107,186
Ebay Inc.			COMMON STOCK 278642103	109,838	3,872,975  X	            3,776,750	 96,225
Electronic Arts Inc.		COMMON STOCK 285512109	 78,088	1,398,424  X	            1,362,374	 36,050
General Electric Co.		COMMON STOCK 369604103	166,552	4,718,198  X	            4,598,327	119,871
Genzyme Corp.			COMMON STOCK 372917104	167,695	2,485,478  X   	            2,423,561	 61,917
Home Depot Inc.			COMMON STOCK 437076102	129,990	3,583,951  X		    3,493,425	 90,526
ISHS Russell Growth		COMMON STOCK 464287614	    386	    7,400  X	                7,400	      0
Johnson & Johnson		COMMON STOCK 478160104	 99,425	1,531,027  X	            1,492,706	 38,321
Medtronic Inc.			COMMON STOCK 585055106	 96,803	2,084,481  X	            2,031,221	 53,260
Microsoft Corp.			COMMON STOCK 594918104	170,192	6,222,724  X		    6,062,504	160,220
Pepsico Inc.			COMMON STOCK 713448108	166,231	2,547,215  X		    2,483,525	 63,690
Procter & Gamble Co.		COMMON STOCK 742718109	137,974	2,226,110  X	            2,167,875	 58,235
Qualcomm Inc.			COMMON STOCK 747525103	 98,338	2,705,312  X	            2,638,322	 66,990
SAP AG ADR			COMMON STOCK 803054204	 68,814	1,390,183  X	            1,355,903	 34,280
Staples Inc.			COMMON STOCK 855030102	179,823	7,390,993  X		    7,204,168	186,825
Starbucks Corporation		COMMON STOCK 855244109	133,483	3,920,210  X	            3,829,905	 90,305
State Street Corp.		COMMON STOCK 857477103	130,377	2,089,379  X		    2,036,027	 53,352
Stryker Corp.			COMMON STOCK 863667101	 81,003	1,633,463  X	            1,588,493	 44,970
Sysco Corp. 			COMMON STOCK 871829107	108,104	3,231,799  X		    3,150,664	 81,135
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	135,613	3,978,082  X	            3,878,085	 99,997
United Parcel Service		COMMON STOCK 911312106	 98,153	1,364,373  X		    1,329,337	 35,036
Wal-Mart Stores, Inc.		COMMON STOCK 931142103	 22,691	  460,070  X		      452,138	  7,932
Whole Foods Market Inc.		COMMON STOCK 966837106	 36,052	  606,622  X		      591,402	 15,220

Total						      3,287,996


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